Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	THE UBS FUNDS
Entity Central Index Key	0000886244
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 13, 2023
Document Effective Date	Mar. 13, 2023
Prospectus Date	Mar. 13, 2023
UBS US Dividend Ruler Fund | Class P2
Prospectus:
Trading Symbol	DVRPX